      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 7, 1999

                                                       REGISTRATION NO. 33-32430
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                         PRE-EFFECTIVE AMENDMENT NO. 2                       [X]
                        POST-EFFECTIVE AMENDMENT NO.                         [ ]

                            ------------------------

                         SCUDDER NEW EUROPE FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 AREA CODE AND TELEPHONE NUMBER: (212) 326-6200

                                345 PARK AVENUE
                            NEW YORK, NEW YORK 10154
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                            ------------------------

                            BRUCE H. GOLDFARB, ESQ.
                         SCUDDER NEW EUROPE FUND, INC.
                                345 PARK AVENUE
                            NEW YORK, NEW YORK 10154
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:

           BURTON M. LEIBERT, ESQ                          DAVID A. STURMS, ESQ.
          WILLKIE FARR & GALLAGHER                   VEDDER, PRICE, KAUFMAN & KAMMHOLZ
             787 SEVENTH AVENUE                           222 NORTH LASALLE STREET
          NEW YORK, NY 10019-6099                            CHICAGO, IL 60601

                            ------------------------

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as possible after the effective date of this Registration Statement.

     TITLE OF SECURITIES BEING REGISTERED: Common Stock, $.001 par value per share.

     Registrant is registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith.

     REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART C

                               OTHER INFORMATION


Part C contains the information required by Items 15-17 under the items set forth in the Form.



Parts A, B and C of this Registration Statement on Form N-14 (the "Registration Statement") are incorporated by reference into this Pre-Effective Amendment No. 2 to the Registration Statement from the filing of Pre-Effective Amendment No. 1 to the Registration Statement with the SEC via Edgar on June 3, 1999 except part
(12) of Item 16 and Item 17 of Part C of the Registration Statement are amended as shown below:



(12) Form of Opinion and Consent of Willkie Farr & Gallagher with respect to tax matters.



     A FORM OF THE TAX OPINION WAS FILED AS AN EXHIBIT TO PRE-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT AND PURSUANT TO THE UNDERTAKING MADE IN ITEM 17 OF THE REGISTRATION STATEMENT, THE FINAL TAX OPINION WILL BE FILED AS A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT.



ITEM 17.  UNDERTAKINGS.



(3) The undersigned Registrant hereby undertakes to file the final tax opinion referred to in part 12 of Item 16 of Part C of the Registration Statement as a post-effective amendment to the Registration Statement.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this amendment to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 7th day of June, 1999.


                                          Scudder New Europe Fund, Inc.

                                          By:      /s/ NICHOLAS BRATT
                                            ------------------------------------
                                                       Nicholas Bratt
                                                   President and Director

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed by the following persons in the capacities and on the date indicated.


              SIGNATURE                                 TITLE                         DATE
              ---------                                 -----                     ------------
                                        Chairman and Director                     June 7, 1999
--------------------------------------
            Daniel Pierce*

                                        Director                                  June 7, 1999
--------------------------------------
          Paul Bancroft III*

                                        Director                                  June 7, 1999
--------------------------------------
         Mary Johnston Evans*

                                        Director                                  June 7, 1999
--------------------------------------
            Richard Hunt*

                                        Director                                  June 7, 1999
--------------------------------------
          William H. Luers*

                                        Director                                  June 7, 1999
--------------------------------------
            Wilson Nolen*

                                        Director                                  June 7, 1999
--------------------------------------
          Ladislas O. Rice*

          /s/ JOHN R. HEBBLE            Treasurer (Principal Financial and        June 7, 1999
--------------------------------------    Accounting Officer)
            John R. Hebble

       By: /s/ CAROLINE PEARSON
--------------------------------------
Caroline Pearson, as attorney-in-fact


* Caroline Pearson signs this document pursuant to powers of attorney filed with the Registrant's Registration Statement on Form N-14, as filed with the Securities and Exchange Commission on April 28, 1999.

                                       C-2